NP Strategic Municipal Fund
NP Strategic Municipal Fund
Investment Objective
The NP Strategic Municipal Fund (the "Fund") seeks to generate returns by investing in municipal securities that pay current income or offer relative value trading opportunities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NP Strategic Municipal Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NP Strategic Municipal Fund		Investor Shares	Institutional Shares
Management Fees		0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.95%	0.80%
Total Annual Fund Operating Expenses		2.15%	1.75%
Fee Waiver and/or Expense Reimbursement	[2]	(0.70%)	(0.55%)
Net Annual Fund Operating Expenses		1.45%	1.20%
[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Napier Park Global Capital (US) LP (the "Adviser" or "Napier Park") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Investor Shares to 1.45% and Institutional Shares to 1.20%, through April 29, 2016 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap for the time period described in the table above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example NP Strategic Municipal Fund (USD $)	1 Year	3 Years
Investor Shares	148	606
Institutional Shares	122	497

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in U.S. municipal bonds that pay interest that is exempt from regular federal income tax and securities that generate income subject to the federal alternative minimum tax. For purposes of this 80% policy, municipal bonds include obligations issued by the U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam).

The Fund seeks to generate alpha by capitalizing on relative value opportunities in the municipal bond market. Alpha is defined as generating returns in excess of the municipal bond market as a whole, including through the management of duration risks and opportunistic trading. The Adviser identifies relative value opportunities based on several factors, including:

                •Duration: Unconstrained by a specific duration target, the Fund can take full advantage of any mispricings along the maturity curve to capture absolute return and relative value opportunities.

                •Maturity: The differing investment objectives of municipal bond investors have varying effects on the municipal yield curve potentially creating opportunities for the Adviser to strategically purchase maturities that offer the most relative value.

                •U.S. State: The performance of specific states relative to others and the overall market may create relative value opportunities.

                •Structure: Because the coupon and call spreads of specific bonds vary depending on overall rates and the relative attractiveness of each structure, the determination of what structure is in demand by municipal bond investors can lead to opportunities to capture relative performance.

                •Credit: The evolution of the financial markets over the past few years has resulted in the credit component of the municipal bond market becoming incrementally more important to valuation, liquidity and attractiveness. The Adviser's deep understanding of the various determinants of credit spreads may create relative value opportunities.

                 •Liquidity: Depending on market conditions, reduced liquidity in the municipal bond market may lead to opportunities to profit by becoming a "liquidity provider" at attractive spreads to current market levels. In times of increased liquidity, the Fund can take advantage of tighter spreads to employ relative value strategies and capture mispricings.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. At times, the Fund may invest more than 25% of its net assets in instruments issued by issuers in a single state. The Fund may invest in bonds of any maturity or duration, whether floating rate or fixed-income, and of any credit quality, although the Fund will primarily invest in investment-grade bonds, which the Adviser defines as those rated Baa3 or above by Moody's Investors Services, Inc. ("Moody's") or BBB- or above by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"). The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.

The Fund may obtain or alter its exposures to municipal bonds and obtain short exposures by trading derivatives. Derivatives in which the Fund may invest to adjust its exposure to such municipal bonds include interest rate and credit default swaps, Treasury futures, Bond Market Association Swaps ("BMA swaps"), Municipal Market Data rate locks ("MMD rate locks"), swaptions, and total return swaps on municipal bonds and municipal bond indices. The utilization of derivatives may create notional exposure greater than the net asset value of the Fund, which is not expected to be significant. For hedging and investment purposes, the Fund also may invest in corporate bonds, municipal bonds that pay interest that is taxable for federal income tax purposes, cash and cash equivalents.

From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.

The Fund is non-diversified, and may focus its assets in a limited number of issuers.

Principal Investment Risks

You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund.

Credit Risk. The financial condition of an obligor of a fixed-income security may cause the obligor to be unable to meet its obligation to make interest and principal payments, and may ultimately result in obligor default. A decline in an obligor's credit rating may cause a decrease in the value of the security and an increase in price volatility.

Derivatives Risk. Derivative instruments, including futures, options and swaps, may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments which they are used to hedge, or if the Adviser is unable to liquidate a position because of an illiquid secondary market. Moreover, the Fund may be exposed to counterparty risk on derivatives that are traded in the over-the-counter market.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Futures Risk. The Fund's use of futures contracts (and related options) may expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for their reference securities.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and exchange-traded funds ("ETFs"), or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

Swap Agreements Risk. Swap agreements involve counterparty risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Certain swap agreements, including total return swaps, often have terms of greater than seven days and may be considered illiquid.

Duration Risk. Duration is a measure of price sensitivity to a given change in interest rates. Longer duration, means more sensitivity to changes in interest rates. The Adviser may not be successful in its efforts to limit sensitivity to interest rate changes.

Extension Risk. If interest rates rise, issuers of certain fixed-income securities may pay principal later than expected. If this occurs, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing rate, thereby reducing the return of the Fund.

Floating Rate Securities Risk. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. No active market may exist for some floating and variable rate obligations.

High-Yield Securities Risk. Investments in "high yield securities" or "junk bonds" are inherently speculative and have a greater risk of default than investments in investment grade fixed-income securities. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

Holding Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Income Risk. When interest rates fall, the Fund's income may decline.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Obligations with longer durations may be more sensitive to changes in interest rates.

Liquidity Risk. Certain types of securities that the Fund may hold may be less "liquid," or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives. The Fund's ability to achieve its investment objective depends on the ability of the Adviser to correctly evaluate the municipal bond market. The Fund may underperform the bond market, relevant indices or other funds with similar investment objectives and investment strategies.

Market Risk. Turbulence in the financial markets and reduced liquidity in equity markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Municipal Securities Risk. Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project. Adverse conditions in an industry significant to a local economy could have a corresponding adverse effect on the financial condition of municipal issuers in that locality.

New Adviser Risk. Although the predecessor entity to the Adviser has experience managing a registered investment company, the Adviser does not have experience managing a registered investment company.

New Fund Risk. The Fund is newly formed. Investors in the Fund bear the risk that the Adviser may not be successful in implementing the Fund's investment strategy and the Fund may not achieve scale.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities' effective maturity, reduce the Fund's return and cause the Fund to reinvest in lower yielding securities.

Single State Municipal Securities Risk. The Fund may invest a significant portion of its assets in the municipal instruments of a particular state, and it therefore may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely.

Taxation Risk. Although the Fund seeks to invest primarily in securities the interest on which is not subject to regular federal income tax, all or part of distributions to you of income from the Fund may be subject to the federal alternative minimum tax and state and/or local income taxes. In addition, the Fund may invest in securities that generate taxable income and distributions attributable to that income may be taxable for state and/or local income tax purposes as well as for federal income tax purposes.

Tax-Exempt Status Risk. Reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting the Fund's investments to tax liability when it is distributed.

U.S. Treasury and Agency Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

Zero Coupon Bonds Risk. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash necessary to satisfy certain federal income tax requirements.